Rule 497(e)
                                      Registration Nos. 333-178767 and 811-22652


                      FIRST TRUST VARIABLE INSURANCE TRUST
                                 (the "Trust")

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                 (each a "Fund" and collectively, the "Funds")

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2015
                                      AND
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 22, 2015

                              DATED MARCH 18, 2016

      Notwithstanding anything to the contrary in the Funds' Prospectus or Statement of Additional Information, Chris A. Peterson, CFA, Senior Vice President of First Trust Advisors L.P. ("First Trust"), is now a member of each Fund's Investment Committee, and will serve as a member of each Fund's portfolio management team beginning on or about March 18, 2016.

            Chris A. Peterson, CFA, is a Senior Vice President and head of First Trust's strategy research group. He joined First Trust in January of 2000. Mr. Peterson is responsible for developing and implementing quantitative equity investment strategies. Mr. Peterson received his B.S. in Finance from Bradley University in 1997 and his M.B.A. from the University of Chicago Booth School of Business in 2005. He has over 18 years of financial services industry experience and is a recipient of the Chartered Financial Analyst designation.

            As of February 29, 2016, Chris A. Peterson managed the investment vehicles with the number of accounts and assets set forth in the table below:

                                                    OTHER
                              REGISTERED            POOLED
                              INVESTMENT          INVESTMENT           OTHER
                              COMPANIES            VEHICLES          ACCOUNTS
                              NUMBER OF           NUMBER OF          NUMBER OF
                               ACCOUNTS            ACCOUNTS          ACCOUNTS
PORTFOLIO MANAGER             ($ ASSETS)          ($ ASSETS)        ($ ASSETS)


Chris A. Peterson                N/A                 N/A                N/A



           PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE